Related Party Transactions (Other Related Party Balances) (Details) - USD ($) $ in Millions	Sep. 30, 2017		Dec. 31, 2016
Related Party Transaction [Line Items]
Deferred revenues	$ 25	[1]	$ 14
Deferred revenues and other	22	[1]	23
Phillips 66
Related Party Transaction [Line Items]
Deferred rentals and other	5		5
Deferred revenues	24		14
Deferred revenues and other	$ 18		$ 19

[1]	Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.